Schedule of Investments (unaudited)
February 28, 2022
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
HEICO Corp., Class A	25,987	$ 3,194,322
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	20,017	1,935,243
Expeditors International of Washington, Inc.	13,605	1,406,213
United Parcel Service, Inc., Class B	48,409	10,186,222
		13,527,678
Auto Components — 0.1%
BorgWarner, Inc.	21,006	861,456
Automobiles — 3.9%
General Motors Co.(a)	27,697	1,294,004
Rivian Automotive, Inc., Class A(a)	20,258	1,368,630
Tesla, Inc.(a)	41,395	36,031,450
		38,694,084
Banks — 0.2%
Bank of America Corp.	28,358	1,253,424
Regions Financial Corp.	14,458	349,739
		1,603,163
Beverages — 1.2%
Brown-Forman Corp., Class B	37,408	2,440,124
Coca-Cola Europacific Partners PLC	53,951	2,762,831
Keurig Dr Pepper, Inc.	72,064	2,786,715
PepsiCo, Inc.	27,017	4,423,763
		12,413,433
Biotechnology — 1.2%
AbbVie, Inc.	39,575	5,847,998
Amgen, Inc.	20,168	4,567,649
Biogen, Inc.(a)	3,659	772,085
Moderna, Inc.(a)	7,124	1,094,246
		12,281,978
Building Products — 0.1%
Builders FirstSource, Inc.(a)	3,034	225,790
Trane Technologies PLC	6,653	1,024,097
		1,249,887
Capital Markets — 1.5%
Blackstone, Inc.	13,856	1,766,225
Charles Schwab Corp.	1,448	122,298
FactSet Research Systems, Inc.	1,599	649,338
Moody’s Corp.	3,871	1,246,578
S&P Global, Inc.	30,349	11,402,119
		15,186,558
Chemicals — 1.3%
Cabot Corp.	1	73
Ecolab, Inc.	70,105	12,356,707
Linde PLC	945	277,112
PPG Industries, Inc.	2	267
		12,634,159
Commercial Services & Supplies — 0.1%
Waste Connections, Inc.	12,074	1,491,018
Consumer Finance — 0.6%
Ally Financial, Inc.	6,595	329,090
American Express Co.	26,617	5,178,071
Upstart Holdings, Inc.(a)	2,528	399,399
		5,906,560
Security	Shares	Value
Diversified Consumer Services — 0.4%
H&R Block, Inc.	80,703	$ 2,002,241
Service Corp. International	37,174	2,262,038
		4,264,279
Diversified Financial Services — 0.6%
Voya Financial, Inc.	95,859	6,456,104
Electric Utilities — 0.2%
Entergy Corp.	20,998	2,209,200
Electrical Equipment — 0.2%
Eaton Corp. PLC	10,312	1,591,039
Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.(a)	8,782	144,815
Keysight Technologies, Inc.(a)	31,832	5,009,402
Zebra Technologies Corp., Class A(a)	6,329	2,616,029
		7,770,246
Energy Equipment & Services — 0.2%
Schlumberger NV	38,119	1,495,790
Entertainment — 0.9%
Netflix, Inc.(a)	5,351	2,111,077
ROBLOX Corp., Class A(a)	26,376	1,360,210
Roku, Inc.(a)(b)	15,980	2,229,689
Spotify Technology SA(a)	20,699	3,232,977
Zynga, Inc., Class A(a)	23,478	213,180
		9,147,133
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Homes 4 Rent, Class A	47,532	1,806,691
American Tower Corp.	13,464	3,054,578
Crown Castle International Corp.	7,979	1,329,222
CubeSmart	98,637	4,755,290
Extra Space Storage, Inc.	8,477	1,594,947
Life Storage, Inc.	8,530	1,079,813
Prologis, Inc.	45,036	6,568,500
		20,189,041
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	16,655	8,648,109
Food Products — 0.0%
Bunge Ltd.	2,928	306,122
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	3,816	460,286
Align Technology, Inc.(a)	5,157	2,637,599
Dexcom, Inc.(a)	9,838	4,072,046
IDEXX Laboratories, Inc.(a)	25,039	13,329,512
Insulet Corp.(a)	7,987	2,114,079
		22,613,522
Health Care Providers & Services — 0.6%
McKesson Corp.	21,189	5,826,127
Health Care Technology — 0.0%
Teladoc Health, Inc.(a)	2,295	174,213
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.(a)	2,066	4,487,868
Domino’s Pizza, Inc.	1,859	803,478
Expedia Group, Inc.(a)	696	136,493
McDonald’s Corp.	8,757	2,143,451
Travel + Leisure Co.	77,826	4,362,147
Yum! Brands, Inc.	30,977	3,797,161
		15,730,598

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables — 0.3%
DR Horton, Inc.	25,164	$ 2,149,006
Whirlpool Corp.	4,763	958,649
		3,107,655
Household Products — 0.7%
Church & Dwight Co., Inc.	3,280	320,948
Colgate-Palmolive Co.	80,531	6,196,860
		6,517,808
Industrial Conglomerates — 0.0%
Roper Technologies, Inc.	249	111,607
Insurance — 0.3%
Marsh & McLennan Cos., Inc.	18,763	2,915,958
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A(a)	6,826	18,437,982
Alphabet, Inc., Class C(a)(b)	11,612	31,327,086
Meta Platforms, Inc., Class A(a)	119,278	25,171,236
		74,936,304
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.(a)	17,058	52,389,553
eBay, Inc.	16,824	918,422
Etsy, Inc.(a)(b)	23,454	3,632,790
		56,940,765
IT Services — 7.2%
Accenture PLC, Class A	14,755	4,662,875
Automatic Data Processing, Inc.	38,885	7,949,649
Block, Inc.(a)	35,798	4,564,245
Broadridge Financial Solutions, Inc.	5,424	793,043
Cloudflare, Inc., Class A(a)	1,559	181,499
EPAM Systems, Inc.(a)	8,959	1,861,232
Fidelity National Information Services, Inc.	44,776	4,264,019
Gartner, Inc.(a)	1,729	484,846
Mastercard, Inc., Class A	33,632	12,135,098
Okta, Inc.(a)	1,540	281,574
PayPal Holdings, Inc.(a)	77,976	8,727,854
Visa, Inc., Class A	122,868	26,554,232
Western Union Co.	12,552	228,195
		72,688,361
Life Sciences Tools & Services — 3.2%
Agilent Technologies, Inc.	101,934	13,288,116
Bruker Corp.	58,519	4,117,982
Danaher Corp.	18,287	5,018,136
Mettler-Toledo International, Inc.(a)	4,894	6,894,373
Thermo Fisher Scientific, Inc.	3,545	1,928,480
West Pharmaceutical Services, Inc.	1,061	410,692
		31,657,779
Machinery — 1.6%
AGCO Corp.	4,818	578,931
Caterpillar, Inc.	10,762	2,018,736
Deere & Co.	2,000	720,040
Illinois Tool Works, Inc.	58,245	12,600,723
		15,918,430
Media — 1.3%
Altice USA, Inc., Class A(a)	210,899	2,437,992
Charter Communications, Inc., Class A(a)	1,777	1,069,363
Comcast Corp., Class A	78,073	3,650,694
Fox Corp., Class A	66,048	2,762,788
Nexstar Media Group, Inc., Class A	7,794	1,442,280
Sirius XM Holdings, Inc.(b)	297,551	1,832,914
		13,196,031
Security	Shares	Value
Metals & Mining — 0.0%
Steel Dynamics, Inc.	6,545	$ 461,946
Multiline Retail — 1.1%
Nordstrom, Inc.(a)	10,560	219,014
Target Corp.	56,158	11,218,684
		11,437,698
Oil, Gas & Consumable Fuels — 0.2%
EOG Resources, Inc.	14,541	1,671,052
Personal Products — 1.0%
Estee Lauder Cos., Inc., Class A	34,813	10,316,136
Pharmaceuticals — 2.5%
Eli Lilly & Co.	27,474	6,867,126
Johnson & Johnson	11,858	1,951,471
Merck & Co., Inc.	25,011	1,915,342
Zoetis, Inc.	73,098	14,155,428
		24,889,367
Professional Services — 0.2%
Equifax, Inc.	8,946	1,953,270
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)	2,356	228,179
Zillow Group, Inc., Class A(a)	2,852	163,334
		391,513
Road & Rail — 0.8%
Landstar System, Inc.	26,018	4,017,439
Lyft, Inc., Class A(a)(b)	7,761	302,213
Old Dominion Freight Line, Inc.	12,385	3,889,262
		8,208,914
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(a)	122,799	15,146,029
Applied Materials, Inc.	53,859	7,227,878
Broadcom, Inc.	7,420	4,358,805
Cirrus Logic, Inc.(a)	8,106	704,168
CMC Materials, Inc.	1	185
Intel Corp.	86,889	4,144,605
KLA Corp.	11,148	3,885,078
Lam Research Corp.	8,018	4,500,904
NVIDIA Corp.	123,496	30,114,500
NXP Semiconductors NV	9,947	1,891,124
QUALCOMM, Inc.	51,749	8,900,311
Texas Instruments, Inc.	5,162	877,488
		81,751,075
Software — 17.7%
Adobe, Inc.(a)	42,427	19,842,259
Atlassian Corp. PLC, Class A(a)	5,099	1,558,866
Cadence Design Systems, Inc.(a)	58,320	8,831,398
Crowdstrike Holdings, Inc., Class A(a)	750	146,408
Fortinet, Inc.(a)	4,738	1,632,336
FreedomPay, Inc.(a)(c)	43,051	—
HashiCorp, Inc., Class A(a)(b)	15,803	796,313
HubSpot, Inc.(a)(b)	3,296	1,730,400
Intuit, Inc.	30,756	14,589,724
Manhattan Associates, Inc.(a)	13,262	1,772,864
Microsoft Corp.	308,274	92,109,188
Palo Alto Networks, Inc.(a)	3,317	1,971,127
Paycom Software, Inc.(a)(b)	3,935	1,334,791
Rapid7, Inc.(a)	5,186	536,544
RingCentral, Inc., Class A(a)	1,264	165,382
salesforce.com, Inc.(a)	30,371	6,394,007

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
ServiceNow, Inc.(a)	23,315	$ 13,520,835
Workday, Inc., Class A(a)	47,827	10,954,774
		177,887,216
Specialty Retail — 3.1%
American Eagle Outfitters, Inc.	32,480	684,678
AutoNation, Inc.(a)	3,943	452,104
Dick’s Sporting Goods, Inc.	1,565	164,325
Foot Locker, Inc.	2,637	83,382
Home Depot, Inc.	60,325	19,052,445
Lowe’s Cos., Inc.	30,766	6,801,132
Penske Automotive Group, Inc.	8,309	816,692
Ross Stores, Inc.	15,969	1,459,407
Tractor Supply Co.	7,159	1,458,933
		30,973,098
Technology Hardware, Storage & Peripherals — 12.5%
Apple Inc.	634,506	104,769,631
Dell Technologies, Inc., Class C(a)	223,173	11,372,896
HP, Inc.	212,733	7,309,506
NetApp, Inc.	5,432	425,760
Pure Storage, Inc., Class A(a)	10,490	272,111
Western Digital Corp.(a)	25,261	1,286,795
		125,436,699
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(a)	5,112	1,635,534
NIKE, Inc., Class B	27,073	3,696,818
Ralph Lauren Corp.	15,806	2,087,024
Tapestry, Inc.	38,018	1,554,936
		8,974,312
Security	Shares	Value
Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply, Inc.(a)(b)	34,833	$ 6,006,254
Total Long-Term Investments — 99.0% (Cost: $672,233,884)		993,815,067
Short-Term Securities(d)(e)
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	9,723,097	9,723,097
SL Liquidity Series, LLC, Money Market Series, 0.18%(f)	5,381,131	5,381,131
Total Short-Term Securities — 1.5% (Cost: $15,104,228)		15,104,228
Total Investments — 100.5% (Cost: $687,338,112)		1,008,919,295
Liabilities in Excess of Other Assets — (0.5)%		(4,560,167)
Net Assets — 100.0%		$ 1,004,359,128
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 10,090,174	$ —	$ (367,077)(a)	$ —	$ —	$ 9,723,097	9,723,097	$ 390	$ —
SL Liquidity Series, LLC, Money Market Series	1,341,323	4,040,349(a)	—	(541)	—	5,381,131	5,381,131	35,196(b)	—
				$ (541)	$ —	$ 15,104,228		$ 35,586	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Large Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	41	03/18/22	$ 11,667	$ (456,593)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 993,815,067	$ —	$ —	$ 993,815,067
Short-Term Securities
Money Market Funds	9,723,097	—	—	9,723,097
	$ 1,003,538,164	$ —	$ —	1,003,538,164
Investments valued at NAV(a)				5,381,131
				$ 1,008,919,295
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (456,593)	$ —	$ —	$ (456,593)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
4